Earnings Per Common Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator for earnings per common share calculation::
Income from continuing operations (in dollars)	$ 1,099	$ 867	$ 813	$ 709	$ 1,020	$ 815	$ 819	$ 768	$ 3,488	$ 3,422	$ 3,700
Net loss attributable to noncontrolling interest	1	1	1	1	1	1		1	4	3
Income from continuing operations attributable to CVS Caremark, basic (in dollars)									3,492	3,425	3,700
Income (loss) from discontinued operations, net of tax	(36)		2	3	5	(7)	2	2	(31)	2	(4)
Net income attributable to CVS Caremark	$ 1,064	$ 868	$ 816	$ 713	$ 1,026	$ 809	$ 821	$ 771	$ 3,461	$ 3,427	$ 3,696
Denominator for earnings per common share calculation:
Weighted average common shares, basic									1,338	1,367	1,434
Preference stock (in shares)											1
Stock options (in shares)									8	8	10
Restricted stock units (in shares)									1	2	5
Weighted average common shares, diluted (in shares)									1,347	1,377	1,450
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 0.84	$ 0.65	$ 0.60	$ 0.52	$ 0.75	$ 0.60	$ 0.60	$ 0.56	$ 2.61	$ 2.51	$ 2.58
Loss from discontinued operations attributable to CVS Caremark (in dollars per share)	$ (0.03)					$ (0.01)			$ (0.02)
Net income attributable to CVS Caremark (in dollars per share)	$ 0.82	$ 0.65	$ 0.60	$ 0.52	$ 0.75	$ 0.59	$ 0.61	$ 0.56	$ 2.59	$ 2.51	$ 2.58
Diluted earnings per common share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 0.84	$ 0.65	$ 0.60	$ 0.52	$ 0.74	$ 0.60	$ 0.60	$ 0.55	$ 2.59	$ 2.49	$ 2.55
Loss from discontinued operations attributable to CVS Caremark (in dollars per share)	$ (0.03)					$ (0.01)			$ (0.02)
Net income attributable to CVS Caremark (in dollars per share)	$ 0.81	$ 0.65	$ 0.60	$ 0.52	$ 0.75	$ 0.59	$ 0.60	$ 0.55	$ 2.57	$ 2.49	$ 2.55